Schedule of Investments (unaudited)
February 28, 2022
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 2.4%
Rio Tinto PLC	803,864	$ 62,855,761
Brazil — 1.6%
Locaweb Servicos de Internet SA(a)(b)	20,839,490	40,515,978
Canada — 7.9%
Canadian National Railway Co.	1,425,415	176,830,181
Docebo, Inc.(b)	583,319	30,677,747
		207,507,928
China — 6.4%
JD.com, Inc., Class A(b)	54,129	1,933,443
Tencent Holdings Ltd.	1,638,200	88,399,438
Wuxi Biologics Cayman, Inc.(a)(b)	6,517,000	53,904,844
XD, Inc.(b)	7,081,000	23,028,930
		167,266,655
Denmark — 7.9%
Novo Nordisk A/S, Class B	1,424,705	147,433,410
Vestas Wind Systems A/S	1,878,929	60,589,256
		208,022,666
France — 11.3%
Air Liquide SA	624,760	103,775,878
L’Oreal SA	259,085	102,422,600
Sanofi	872,512	91,205,942
		297,404,420
Germany — 8.1%
Covestro AG(a)	864,951	45,743,570
MTU Aero Engines AG	260,482	62,355,816
Volkswagen AG, Preference Shares	528,675	103,925,696
		212,025,082
Iceland — 1.2%
Marel HF(a)	5,442,013	31,890,673
India — 2.1%
Reliance Industries Ltd.	1,745,815	54,961,230
Ireland — 1.2%
Ryanair Holdings PLC, ADR(b)	314,276	31,336,460
Italy — 3.9%
Intesa Sanpaolo SpA	40,465,147	103,442,180
Japan — 12.1%
Recruit Holdings Co. Ltd.	3,228,500	136,275,597
Sony Group Corp.	1,781,400	182,009,560
		318,285,157
Security	Shares	Value
Netherlands — 6.8%
ASML Holding NV	85,274	$ 57,050,360
Koninklijke DSM NV	651,331	122,296,603
		179,346,963
Singapore — 1.1%
Sea Ltd., ADR(b)	200,546	29,199,498
South Korea — 3.1%
LG Chem Ltd.	172,207	81,719,885
Spain — 4.4%
Cellnex Telecom SA(a)	2,550,378	115,359,323
United Kingdom — 2.8%
Barclays PLC	30,423,499	74,341,677
United States — 14.0%
Airbnb, Inc., Class A(b)	302,430	45,815,120
Baker Hughes Co.	2,377,776	69,859,059
GXO Logistics, Inc.(b)	1,031,458	86,570,270
Mastercard, Inc., Class A	287,844	103,859,872
Schneider Electric SE	398,223	61,699,146
		367,803,467
Total Long-Term Investments — 98.3% (Cost: $2,643,259,877)		2,583,285,003
Short-Term Securities(c)(d)
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	33,738,118	33,738,118
Total Short-Term Securities — 1.3% (Cost: $33,738,118)		33,738,118
Total Investments — 99.6% (Cost: $2,676,997,995)		2,617,023,121
Other Assets Less Liabilities — 0.4%		10,378,930
Net Assets — 100.0%		$ 2,627,402,051
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 57,937,502	$ —	$ (24,199,384)(a)	$ —	$ —	$ 33,738,118	33,738,118	$ 1,619	$ —
SL Liquidity Series, LLC, Money Market Series(b)	37,388,958	—	(37,383,579)(a)	(5,379)	—	—	—	93,600(c)	—
				$ (5,379)	$ —	$ 33,738,118		$ 95,219	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 62,855,761	$ —	$ 62,855,761
Brazil	—	40,515,978	—	40,515,978
Canada	207,507,928	—	—	207,507,928
China	—	167,266,655	—	167,266,655
Denmark	—	208,022,666	—	208,022,666
France	—	297,404,420	—	297,404,420
Germany	—	212,025,082	—	212,025,082
Iceland	—	31,890,673	—	31,890,673
India	—	54,961,230	—	54,961,230
Ireland	31,336,460	—	—	31,336,460
Italy	—	103,442,180	—	103,442,180
Japan	—	318,285,157	—	318,285,157
Netherlands	—	179,346,963	—	179,346,963

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Singapore	$ 29,199,498	$ —	$ —	$ 29,199,498
South Korea	—	81,719,885	—	81,719,885
Spain	—	115,359,323	—	115,359,323
United Kingdom	—	74,341,677	—	74,341,677
United States	306,104,321	61,699,146	—	367,803,467
Short-Term Securities
Money Market Funds	33,738,118	—	—	33,738,118
	$ 607,886,325	$ 2,009,136,796	$ —	$ 2,617,023,121
Portfolio Abbreviation
ADR	American Depositary Receipt
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